Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group		¥ 1,228,160	¥ 202,680		¥ 802,332
Net cash provided by (used in) operating activities		(563,836)	690,429	[1]	4,176,195	[1]
Cash flows from investing activities:
Other-net		(72,765)	(151,078)	[1]	(77,313)	[1]
Net cash provided by (used in) investing activities		3,244,016	4,840,400	[1]	(8,768,728)	[1]
Cash flows from financing activities:
Proceeds from issuance of long-term debt		6,671,031	12,265,629	[1]	5,919,214	[1]
Repayment of long-term debt		(5,485,894)	(6,641,722)	[1]	(3,726,410)	[1]
Proceeds from sales of treasury stock		1,316	256	[1]	15	[1]
Payments for acquisition of treasury stock		(201,102)	(217,803)	[1]	(200,053)	[1]
Dividends paid		(240,514)	(246,345)	[1]	(251,448)	[1]
Other-net		(87,067)	105,995	[1]	6,703	[1]
Net cash provided by financing activities		9,362,206	9,145,300	[1]	14,168,679	[1]
Net increase (decrease) in cash and cash equivalents		11,854,237	14,341,336	[1]	8,951,144	[1]
Cash and cash equivalents at beginning of fiscal year	[1]	64,019,219	49,677,883		40,726,739
Cash and cash equivalents at end of fiscal year		75,873,456	64,019,219	[1]	49,677,883	[1]
MUFG [Member]
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group		1,228,160	202,680	[1]	802,332	[1]
Adjustments and other		(799,571)	371,901	[1]	(158,564)	[1]
Net cash provided by (used in) operating activities		428,589	574,581	[1]	643,768	[1]
Cash flows from investing activities:
Proceeds from sales of investment in affiliated companies	[1]		1,574
Purchase of equity investment in subsidiaries and an affiliated company		(53,000)	(91,877)	[1]
Net increase in loans to subsidiaries		(1,682,576)	(1,802,664)	[1]	(1,433,700)	[1]
Other-net		(4,361)	(2,659)	[1]	(3,135)	[1]
Net cash provided by (used in) investing activities		(1,739,937)	(1,895,626)	[1]	(1,436,835)	[1]
Cash flows from financing activities:
Net decrease in short-term borrowings from subsidiaries		(41,402)	(32,412)	[1]	(84,959)	[1]
Proceeds from issuance of long-term debt		1,872,986	1,808,672	[1]	1,432,755	[1]
Repayment of long-term debt		(112,184)	(20)	[1]	(22)	[1]
Repayment of long-term debt to affiliated companies		(1,090)	(1,136)	[1]
Proceeds from sales of treasury stock		1	1	[1]	2	[1]
Payments for acquisition of treasury stock		(200,038)	(200,028)	[1]	(200,053)	[1]
Dividends paid		(241,067)	(246,564)	[1]	(251,497)	[1]
Other-net		(9,677)	(9,333)	[1]	(14,366)	[1]
Net cash provided by financing activities		1,267,529	1,319,180	[1]	881,860	[1]
Net increase (decrease) in cash and cash equivalents		(43,819)	(1,865)	[1]	88,793	[1]
Cash and cash equivalents at beginning of fiscal year	[1]	158,603	160,468		71,675
Cash and cash equivalents at end of fiscal year		¥ 114,784	¥ 158,603	[1]	¥ 160,468	[1]

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and prior year amounts were revised. See Note 1 for further information.